EQUIPMENT	12 Months Ended
Dec. 31, 2018
EQUIPMENT [Text Block]
5.	EQUIPMENT

		December 31, 2018
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$—	$—	$—
Computer equipment	—	—	—
Exploration equipment	1,758,619	1,366,087	392,532
Vehicles	456,784	348,439	108,345
	$2,215,403	$1,714,526	$500,877

The company expensed $138,304 for amortization in 2018.

		December 31, 2017
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,738,849	1,255,906	482,943
Vehicles	358,936	320,316	38,620
	$2,126,417	$1,604,854	$521,563

The company expensed $124,957 for amortization in 2017.

		December 31, 2016
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	1,144,382	320,096
Vehicles	333,989	306,883	27,106
	$1,827,099	$1,479,897	$347,202

The company expensed $139,323 for amortization in 2016.